Schedule of Investments (unaudited)
December 31, 2020
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
AGL CLO 3 Ltd., Series 2020-3A, Class A, (3 mo. LIBOR US + 1.30%), 1.54%, 01/15/33(a)(b)	USD	250	$ 250,131
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR2, (3 mo. LIBOR US + 1.09%), 1.31%, 01/28/31(a)(b)		470	468,226
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 08/15/28(a)		210	215,209
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class A1R, (3 mo. LIBOR US + 1.25%), 1.47%, 07/20/29(a)(b)		1,248	1,248,524
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 1.32%, 01/20/31(a)(b)		500	497,530
BMW Vehicle Owner Trust, Series 2019-A, Class A4, 1.95%, 01/26/26		1,290	1,331,827
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A1, (3 mo. LIBOR US + 1.00%), 1.22%, 01/20/31(a)(b)		1,500	1,487,562
CIFC Funding Ltd., Series 2014-3A, Class A1R2, (3 mo. LIBOR US + 1.20%), 1.42%, 10/22/31(a)(b)		2,000	1,993,738
CNH Equipment Trust, Series 2019-B, Class A3, 2.52%, 08/15/24		2,500	2,549,446
Credit Acceptance Auto Loan Trust
Series 2019-3A, Class A, 2.38%, 11/15/28(a)		600	615,964
Series 2020-1A, Class A, 2.01%, 02/15/29(a)		1,310	1,339,357
Series 2020-2A, Class A, 1.37%, 07/16/29(a)		250	253,365
Discover Card Execution Notes Trust, Series 2017-A5, Class A5, (1 mo. LIBOR US + 0.60%), 0.76%, 12/15/26(b)		925	934,339
Drive Auto Receivables Trust
Series 2019-4, Class A3, 2.16%, 05/15/23		631	632,895
Series 2020-2, Class A2B, (1 mo. LIBOR US + 0.53%), 0.69%, 07/17/23(b)		259	259,215
Enterprise Fleet Financing LLC, Series 2019-1, Class A2, 2.98%, 10/20/24(a)		1,060	1,077,679
Fairstone Financial Issuance Trust, 2.51%, 10/20/39		510	398,282
Ford Credit Auto Lease Trust, Series 2019-B, Class A2A, 2.28%, 02/15/22		163	163,415
Ford Credit Floorplan Master Owner Trust A, Series 2019-4, Class A, 2.44%, 09/15/26		1,680	1,794,596
Honda Auto Receivables Owner Trust
Series 2019-3, Class A4, 1.85%, 08/15/25		790	813,206
Series 2019-4, Class A4, 1.87%, 01/20/26		500	516,933
Series 2020-1, Class A4, 1.63%, 10/21/26		900	927,268
HPS Loan Management Ltd., Series 6A-2015, Class A1R, (3 mo. LIBOR US + 1.00%), 1.23%, 02/05/31(a)(b)		1,490	1,482,444
Hyundai Auto Receivables Trust, Series 2018-B, Class A3, 3.20%, 12/15/22		1,082	1,095,973
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.50%, 04/25/57(a)(b)		240	242,250
Navient Private Education Loan Trust, Series 2020-IA, Class A1A, 1.33%, 04/15/69(a)		1,660	1,662,115
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)		780	803,624
Series 2019-FA, Class A1, 2.18%, 08/15/68(a)		28	27,939
Series 2019-GA, Class A, 2.40%, 10/15/68(a)		319	326,518
Series 2020-DA, Class A, 1.69%, 05/15/69(a)		1,242	1,265,346
Series 2020-FA, Class A, 1.22%, 07/15/69(a)		1,781	1,798,491
OCP CLO Ltd., Series 2017-13A, Class A1A, (3 mo. LIBOR US + 1.26%), 1.50%, 07/15/30(a)(b)		1,000	999,998
Security		Par (000)	Value
Asset-Backed Securities (continued)
Palmer Square CLO Ltd.
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.13%), 1.35%, 01/17/31(a)(b)	USD	1,250	$ 1,242,830
Series 2018-2A, Class A1A, (3 mo. LIBOR US + 1.10%), 1.33%, 07/16/31(a)(b)		250	250,000
Park Avenue Institutional Advisers CLO Ltd.
Series 2016-1A, Class A1R, (3 mo. LIBOR US + 1.20%), 1.41%, 08/23/31(a)(b)		2,025	2,024,444
Series 2018-1A, Class A1A, (3 mo. LIBOR US + 1.28%), 1.50%, 10/20/31(a)(b)		750	749,998
PFS Financing Corp.
Series 2020-B, Class A, 1.21%, 06/15/24(a)		930	939,452
Series 2020-F, Class A, 0.93%, 08/15/24(a)		153	153,918
SLM Student Loan Trust, Series 2013-4, Class A, (1 mo. LIBOR US + 0.55%), 0.70%, 06/25/43(b)		240	235,832
SMB Private Education Loan Trust
Series 2016-A, Class A2B, (1 mo. LIBOR US + 1.50%), 1.66%, 05/15/31(a)(b)		977	992,202
Series 2016-B, Class A2A, 2.43%, 02/17/32(a)		370	380,427
SoFi Professional Loan Program LLC
Series 2015-D, Class A2, 2.72%, 10/27/36(a)		163	165,360
Series 2016-A, Class A2, 2.76%, 12/26/36(a)		514	522,479
Series 2016-C, Class A2B, 2.36%, 12/27/32(a)		43	44,004
Series 2016-D, Class A2B, 2.34%, 04/25/33(a)		47	48,197
Series 2016-E, Class A2B, 2.49%, 01/25/36(a)		131	132,109
SoFi Professional Loan Program Trust
Series 2020-A, Class A2FX, 2.54%, 05/15/46(a)		380	392,645
Series 2020-C, Class AFX, 1.95%, 02/15/46(a)		805	822,047
Springleaf Funding Trust, Series 2015-BA, Class A, 3.48%, 05/15/28(a)		407	408,733
TICP CLO VI Ltd., Series 2016-6A, Class AR, (3 mo. LIBOR US + 1.20%), 1.44%, 01/15/29(a)(b)		925	925,001
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25%, 04/25/56(a)(b)		161	162,781
Toyota Auto Receivables Owner Trust, Series 2020-C, Class A4, 0.57%, 10/15/25		2,500	2,516,352
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85%, 07/22/24		620	634,884
Voya CLO Ltd., Series 2018-3A, Class A1A, (3 mo. LIBOR US + 1.15%), 1.39%, 10/15/31(a)(b)		1,000	998,295
York CLO-2 Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.15%), 1.37%, 01/22/31(a)(b)		1,500	1,494,069
Total Asset-Backed Securities — 11.6% (Cost: $45,073,547)			45,709,464
Corporate Bonds
Aerospace & Defense — 0.8%
Boeing Co., 2.80%, 03/01/23		450	467,182
Northrop Grumman Corp., 2.93%, 01/15/25		2,350	2,555,992
Raytheon Technologies Corp., 3.65%, 08/16/23		30	32,345
			3,055,519
Automobiles — 1.1%
BMW U.S. Capital LLC, 3.90%, 04/09/25(a)		3,000	3,378,071
Daimler Finance North America LLC, 3.35%, 05/04/21(a)		150	151,439
General Motors Co., 6.13%, 10/01/25		780	946,116
			4,475,626
Banks — 10.6%
Banco Santander SA
2.71%, 06/27/24		200	213,555
2.75%, 05/28/25		3,200	3,416,079

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Bank of America Corp.
2.88%, 04/24/23	USD	2,440	$ 2,517,876
3.55%, 03/05/24		750	801,217
3.86%, 07/23/24		1,250	1,355,252
0.98%, 09/25/25		1,600	1,617,406
1.32%, 06/19/26		1,745	1,782,222
1.20%, 10/24/26		1,200	1,215,978
Bank of Montreal, 2.50%, 06/28/24		300	319,754
Banque Federative du Credit Mutuel SA, 0.65%, 02/27/24(a)		3,245	3,254,137
Barclays PLC, 1.01%, 12/10/24		1,200	1,208,508
Citigroup, Inc.
2.75%, 04/25/22		30	30,897
2.88%, 07/24/23		4,500	4,674,522
0.78%, 10/30/24		1,600	1,610,379
3.35%, 04/24/25		2,000	2,174,352
Cooperatieve Rabobank UA, 1.34%, 06/24/26(a)		1,195	1,220,263
Danske Bank A/S, 1.62%, 09/11/26(a)		805	808,634
Discover Bank, 2.45%, 09/12/24		250	264,397
DNB Bank ASA, 1.13%, 09/16/26(a)		525	530,563
Fifth Third Bancorp
3.65%, 01/25/24		400	436,251
2.38%, 01/28/25		430	457,623
ING Groep NV, 4.10%, 10/02/23		325	357,052
JPMorgan Chase & Co.
3.80%, 07/23/24		305	330,850
4.02%, 12/05/24		1,975	2,175,716
2.30%, 10/15/25		940	997,834
2.08%, 04/22/26		455	480,538
Lloyds Banking Group PLC, 3.00%, 01/11/22		420	430,786
Mitsubishi UFJ Financial Group, Inc.
3.54%, 07/26/21		75	76,360
1.41%, 07/17/25		1,800	1,849,165
Natwest Group PLC
3.88%, 09/12/23		305	330,936
2.36%, 05/22/24		645	671,149
Skandinaviska Enskilda Banken AB, 0.85%, 09/02/25(a)		2,300	2,305,405
Sumitomo Mitsui Financial Group, Inc., 2.44%, 10/19/21		375	381,154
UniCredit SpA, 2.57%, 09/22/26(a)		570	581,773
Wells Fargo & Co.
1.65%, 06/02/24		500	513,942
3.00%, 02/19/25		500	543,572
			41,936,097
Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 4.15%, 01/23/25		1,575	1,793,437
Biotechnology — 1.9%
AbbVie, Inc.
3.25%, 10/01/22		2,415	2,515,338
3.75%, 11/14/23		320	348,927
2.60%, 11/21/24		4,200	4,501,542
Gilead Sciences, Inc., 3.70%, 04/01/24		130	141,691
			7,507,498
Capital Markets — 2.6%
Credit Suisse AG
3.63%, 09/09/24		1,000	1,109,608
2.95%, 04/09/25		1,000	1,096,992
Credit Suisse Group AG, 3.57%, 01/09/23(a)		625	643,943
Deutsche Bank AG, 4.25%, 02/04/21		370	370,999
Goldman Sachs Group, Inc.
4.00%, 03/03/24		600	662,983
3.50%, 01/23/25		450	496,647
Security		Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc.
1.09%, 12/09/26	USD	500	$ 505,496
Morgan Stanley
3.13%, 01/23/23		170	179,413
2.72%, 07/22/25		1,000	1,069,577
Series F, 3.88%, 04/29/24		500	553,909
UBS Group AG
2.65%, 02/01/22(a)		200	205,084
3.49%, 05/23/23(a)		765	796,077
2.86%, 08/15/23(a)		1,100	1,140,340
1.01%, 07/30/24(a)		1,525	1,539,745
			10,370,813
Chemicals — 0.9%
DuPont de Nemours, Inc., 4.21%, 11/15/23		1,800	1,985,833
LYB International Finance III LLC, 1.25%, 10/01/25		500	508,758
Nutrition & Biosciences, Inc., 1.23%, 10/01/25(a)		1,145	1,157,153
			3,651,744
Commercial Services & Supplies — 0.1%
Republic Services, Inc., 0.88%, 11/15/25		365	367,777
Consumer Finance — 2.0%
American Express Co., 3.00%, 10/30/24		500	546,092
American Honda Finance Corp.
2.90%, 02/16/24		1,000	1,069,241
1.00%, 09/10/25		630	639,617
Capital One Financial Corp.
3.90%, 01/29/24		400	438,151
3.20%, 02/05/25		400	436,461
ERAC USA Finance LLC, 2.60%, 12/01/21(a)		350	356,052
Ford Motor Credit Co. LLC, 5.58%, 03/18/24		500	539,325
General Motors Financial Co., Inc.
4.20%, 03/01/21		285	285,701
3.20%, 07/06/21		1,895	1,915,383
3.25%, 01/05/23		405	424,686
2.90%, 02/26/25		600	640,753
Synchrony Financial, 2.85%, 07/25/22		280	289,142
Toyota Motor Credit Corp., 1.80%, 02/13/25		400	419,436
			8,000,040
Containers & Packaging — 0.0%
WRKCo, Inc., 3.75%, 03/15/25		70	78,032
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22		900	925,440
3.50%, 05/26/22		370	382,750
2.88%, 08/14/24		250	259,997
3.50%, 01/15/25		450	477,821
CK Hutchison International 16 Ltd., 1.88%, 10/03/21(a)		295	297,212
GE Capital Funding LLC, 3.45%, 05/15/25(a)		1,000	1,103,323
			3,446,543
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.
3.88%, 02/08/29		195	229,534
1.75%, 01/20/31		1,000	995,003
			1,224,537
Electric Utilities — 0.9%
Alexander Funding Trust, 1.84%, 11/15/23(a)		2,500	2,528,456
Duke Energy Corp.
3.95%, 10/15/23		590	641,411
0.90%, 09/15/25		235	235,561

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
FirstEnergy Corp., Series A, 2.85%, 07/15/22	USD	159	$ 161,605
ITC Holdings Corp., 2.70%, 11/15/22		85	88,452
			3,655,485
Electrical Equipment — 0.0%
Carrier Global Corp., 2.24%, 02/15/25		105	111,107
Energy Equipment & Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.77%, 12/15/22		225	234,989
Halliburton Co., 3.50%, 08/01/23		47	50,219
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25		360	370,211
			655,419
Equity Real Estate Investment Trusts (REITs) — 2.3%
American Tower Corp.
2.25%, 01/15/22		140	142,688
3.00%, 06/15/23		300	317,860
2.40%, 03/15/25		1,255	1,334,017
1.30%, 09/15/25		1,690	1,725,624
Crown Castle International Corp.
3.20%, 09/01/24		385	418,275
1.35%, 07/15/25		2,215	2,261,027
Equinix, Inc.
2.63%, 11/18/24		885	946,082
1.25%, 07/15/25		535	545,771
1.00%, 09/15/25		1,500	1,504,156
			9,195,500
Food & Staples Retailing — 0.3%
Alimentation Couche-Tard, Inc., 2.70%, 07/26/22(a)		350	361,754
CVS Health Corp., 1.30%, 08/21/27		610	612,833
			974,587
Food Products — 0.0%
Tyson Foods, Inc., 3.90%, 09/28/23		115	125,510
Health Care Providers & Services — 1.0%
Anthem, Inc.
2.95%, 12/01/22		50	52,381
2.38%, 01/15/25		1,220	1,304,851
Cigna Corp., 3.75%, 07/15/23		2,118	2,289,707
PeaceHealth Obligated Group, 1.38%, 11/15/25		114	116,357
			3,763,296
Industrial Conglomerates — 0.1%
Roper Technologies, Inc., 1.00%, 09/15/25		465	470,611
Interactive Media & Services — 0.1%
Baidu, Inc., 2.88%, 07/06/22		300	308,344
IT Services — 0.5%
Fiserv, Inc., 2.75%, 07/01/24		1,635	1,755,651
Global Payments, Inc., 3.75%, 06/01/23		145	154,994
			1,910,645
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc., 4.13%, 03/25/25		500	568,519
Machinery — 0.1%
Otis Worldwide Corp., 2.06%, 04/05/25		205	217,268
Media — 0.3%
Interpublic Group of Cos., Inc., 3.75%, 10/01/21		45	46,128
ViacomCBS, Inc., 3.88%, 04/01/24		900	983,830
			1,029,958
Security		Par (000)	Value
Metals & Mining — 0.0%
Nucor Corp., 2.00%, 06/01/25	USD	90	$ 95,312
Steel Dynamics, Inc., 2.40%, 06/15/25		25	26,572
			121,884
Multi-Utilities — 0.1%
Alliant Energy Finance LLC, 3.75%, 06/15/23(a)		245	262,499
CenterPoint Energy, Inc., 2.50%, 09/01/22		270	279,082
			541,581
Oil, Gas & Consumable Fuels — 3.6%
Canadian Natural Resources Ltd., 2.95%, 01/15/23		125	130,735
Diamondback Energy, Inc., 2.88%, 12/01/24		655	688,503
Enbridge, Inc., 2.90%, 07/15/22		225	233,312
Energy Transfer Operating LP
3.60%, 02/01/23		150	157,145
4.50%, 04/15/24		500	546,841
2.90%, 05/15/25		360	380,867
Enterprise Products Operating LLC, 3.75%, 02/15/25		2,500	2,799,159
Exxon Mobil Corp., 2.99%, 03/19/25		1,510	1,652,702
Kinder Morgan Energy Partners LP
5.80%, 03/01/21		635	640,170
4.15%, 02/01/24		600	656,914
Kinder Morgan, Inc., 4.30%, 06/01/25		800	912,802
Marathon Petroleum Corp., 4.70%, 05/01/25		235	269,205
MPLX LP
3.50%, 12/01/22		145	152,287
1.75%, 03/01/26		625	646,816
Occidental Petroleum Corp., 2.90%, 08/15/24		55	52,937
Ovintiv, Inc., 3.90%, 11/15/21		1,035	1,048,011
Phillips 66, 0.90%, 02/15/24		1,590	1,593,851
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24		500	571,646
Williams Cos., Inc., 3.70%, 01/15/23		815	863,350
			13,997,253
Paper & Forest Products — 0.1%
Georgia-Pacific LLC, 1.75%, 09/30/25(a)		460	480,931
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co., 3.88%, 08/15/25		500	570,395
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21		25	25,326
2.88%, 09/23/23		1,000	1,060,429
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23		530	586,909
			2,243,059
Road & Rail — 1.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.38%, 02/01/22(a)		440	451,664
2.70%, 03/14/23(a)		505	528,000
2.70%, 11/01/24(a)		190	203,551
1.20%, 11/15/25(a)		1,525	1,538,045
Union Pacific Corp., 3.25%, 01/15/25		1,175	1,283,597
			4,004,857
Semiconductors & Semiconductor Equipment — 2.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24		2,120	2,291,428
Broadcom, Inc., 3.63%, 10/15/24		3,500	3,845,350
KLA Corp., 4.65%, 11/01/24		300	341,468
NXP BV/NXP Funding LLC
3.88%, 09/01/22(a)		200	210,789
4.88%, 03/01/24(a)		1,800	2,030,255
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25(a)		65	69,960
3.88%, 06/18/26(a)		300	343,537
			9,132,787

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software — 0.2%
CA, Inc., 3.60%, 08/15/22	USD	265	$ 273,000
Oracle Corp., 2.50%, 04/01/25		400	429,903
			702,903
Technology Hardware, Storage & Peripherals — 0.3%
Dell International LLC/EMC Corp., 5.45%, 06/15/23(a)		1,000	1,106,021
Tobacco — 1.5%
Altria Group, Inc.
2.85%, 08/09/22		300	311,545
2.95%, 05/02/23		1,200	1,264,595
3.80%, 02/14/24		320	349,436
2.35%, 05/06/25		260	276,246
BAT Capital Corp.
3.22%, 08/15/24		650	703,704
2.79%, 09/06/24		700	748,319
BAT International Finance PLC, 1.67%, 03/25/26		2,095	2,144,482
			5,798,327
Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.38%, 06/01/21		155	156,653
2.63%, 07/01/22		650	666,726
2.25%, 01/15/23		335	343,951
			1,167,330
Wireless Telecommunication Services — 0.2%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 09/20/21(a)		38	37,852
4.74%, 03/20/25(a)		400	433,236
T-Mobile USA, Inc., 1.50%, 02/15/26(a)		286	292,827
			763,915
Total Corporate Bonds — 37.8% (Cost: $145,147,817)			148,954,760
Foreign Agency Obligations
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 2.88%, 04/16/24(a)		220	233,750
Total Foreign Agency Obligations — 0.0% (Cost: $218,726)			233,750
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.7%
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/49(a)(b)		515	529,263
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 2.84%, 05/20/34(b)		35	34,582
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, (1 mo. LIBOR US + 0.85%), 1.00%, 03/25/50(a)(b)		1,132	1,127,537
JP Morgan Mortgage Trust
Series 2015-3, Class A5, 3.50%, 05/25/45(a)(b)		1	1,217
Series 2016-2, Class A1, 2.59%, 06/25/46(a)(b)		323	327,304
New Residential Mortgage Loan Trust, Series 2020-1A, Class A1B, 3.50%, 10/25/59(a)(b)		646	689,010
			2,708,913
Commercial Mortgage-Backed Securities — 16.2%
BANK
Series 2018-BN10, Class ASB, 3.64%, 02/15/61		3,375	3,777,605
Series 2019-BN18, Class A2, 3.47%, 05/15/62		1,250	1,349,514
Benchmark Mortgage Trust
Series 2018-B1, Class ASB, 3.60%, 01/15/51(b)		2,500	2,800,285
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2018-B2, Class ASB, 3.78%, 02/15/51(b)	USD	2,750	$ 3,083,183
BX Commercial Mortgage Trust
Series 2019-XL, Class A, (1 mo. LIBOR US + 0.92%), 1.08%, 10/15/36(a)(b)		1,086	1,088,022
Series 2020-BXLP, Class A, (1 mo. LIBOR US + 0.80%), 0.96%, 12/15/36(a)(b)		474	474,713
Series 2020-FOX, Class A, (1 mo. LIBOR US + 1.00%), 1.16%, 11/15/32(a)(b)		100	100,160
CGMS Commercial Mortgage Trust, Series 2017-B1, Class AAB, 3.24%, 08/15/50		1,210	1,323,592
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class A5, 3.86%, 05/10/47		761	831,716
Series 2016-C2, Class AAB, 2.71%, 08/10/49		1,986	2,099,112
Commercial Mortgage Trust
Series 2013-CR6, Class ASB, 2.62%, 03/10/46		305	311,695
Series 2013-CR7, Class ASB, 2.74%, 03/10/46		418	427,998
Series 2013-SFS, Class A1, 1.87%, 04/12/35(a)		126	125,034
Series 2014-CR14, Class ASB, 3.74%, 02/10/47		564	589,950
Series 2014-CR21, Class A3, 3.53%, 12/10/47		878	948,878
Series 2014-UBS2, Class A2, 2.82%, 03/10/47		3	2,670
Series 2014-UBS2, Class A5, 3.96%, 03/10/47		1,000	1,092,708
Series 2014-UBS6, Class ASB, 3.39%, 12/10/47		889	935,484
Series 2015-3BP, Class A, 3.18%, 02/10/35(a)		1,050	1,131,821
Series 2015-CR23, Class A2, 2.85%, 05/10/48		884	890,733
Series 2015-LC19, Class A4, 3.18%, 02/10/48		1,600	1,747,124
GS Mortgage Securities Trust
Series 2012-ALOH, Class A, 3.55%, 04/10/34(a)		951	960,161
Series 2013-GC13, Class A5, 4.05%, 07/10/46(b)		625	668,748
Series 2013-GC16, Class AAB, 3.81%, 11/10/46		951	995,796
Series 2015-GC30, Class AAB, 3.12%, 05/10/50		964	1,009,123
Series 2015-GC34, Class A4, 3.51%, 10/10/48		1,250	1,391,517
Series 2015-GC34, Class AAB, 3.28%, 10/10/48		1,937	2,048,125
GSCG Trust, Series 2019-600C, Class A, 2.94%, 09/06/34(a)		750	767,943
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1 mo. LIBOR US + 1.15%), 1.31%, 05/15/38(a)(b)		552	547,155
Independence Plaza Trust, Series 2018-INDP, Class A, 3.76%, 07/10/35(a)		1,540	1,644,161
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5, 3.78%, 08/15/47		500	548,586
Series 2014-C25, Class A4A1, 3.41%, 11/15/47		469	498,807
Series 2015-C28, Class ASB, 3.04%, 10/15/48		1,444	1,514,489
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class A4, 3.48%, 06/15/45		2,764	2,807,732
Series 2012-HSBC, Class D, 4.52%, 07/05/32(a)(b)		745	765,582
Series 2017-JP6, Class A3, 3.11%, 07/15/50		850	893,449
Series 2019-BKWD, Class A, (1 mo. LIBOR US + 1.00%), 1.16%, 09/15/29(a)(b)		241	239,496
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A4, 4.08%, 07/15/46(b)		2,000	2,142,272
Series 2013-C7, Class A4, 2.92%, 02/15/46		2,735	2,841,425
Series 2013-C8, Class A4, 3.13%, 12/15/48		700	730,238
Series 2014-C15, Class A4, 4.05%, 04/15/47		230	251,287
Series 2015-C25, Class A4, 3.37%, 10/15/48		330	363,070
Series 2016-C30, Class ASB, 2.73%, 09/15/49		267	282,250
Series 2016-C31, Class A5, 3.10%, 11/15/49		2,525	2,791,428
Morgan Stanley Capital I Trust
Series 2012-C4, Class A3, 2.99%, 03/15/45		99	99,054
Series 2012-C4, Class A4, 3.24%, 03/15/45		1,900	1,929,572
Series 2014-CPT, Class A, 3.35%, 07/13/29(a)		1,800	1,812,863

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
One New York Plaza Trust, Series 2020-1NYP, Class A, (1 mo. LIBOR US + 0.95%), 1.11%, 01/15/26(a)(b)	USD	580	$ 580,347
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class ASB, 3.24%, 12/15/47		1,601	1,677,200
Series 2015-C29, Class A4, 3.64%, 06/15/48		3,000	3,349,767
Series 2017-C39, Class A5, 3.42%, 09/15/50		1,698	1,923,583
WFRBS Commercial Mortgage Trust
Series 2013-C13, Class A4, 3.00%, 05/15/45		174	182,456
Series 2014-LC14, Class A5, 4.05%, 03/15/47		721	788,224
			64,177,903
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class XA, 0.72%, 09/15/48(b)		4,524	130,732
Commercial Mortgage Trust
Series 2015-CR23, Class XA, 0.89%, 05/10/48(b)		2,150	63,753
Series 2015-LC21, Class XA, 0.69%, 07/10/48(b)		5,023	130,028
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 1.92%, 01/15/49(b)		699	52,287
			376,800
Total Non-Agency Mortgage-Backed Securities — 17.0% (Cost: $66,546,917)			67,263,616
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.2%
Fannie Mae, Series 2018-21, Class CA, 3.50%, 04/25/45		785	811,212
Freddie Mac
Series 3959, Class MA, 4.50%, 11/15/41		116	128,272
Series 3986, Class M, 4.50%, 09/15/41		117	123,532
Series 4253, Class PA, 3.50%, 08/15/41		128	130,541
Series 4274, Class PN, 3.50%, 10/15/35		222	237,331
Series 4390, Class CA, 3.50%, 06/15/50		248	259,783
Series 4459, Class BN, 3.00%, 08/15/43		491	527,209
Series 4482, Class DH, 3.00%, 06/15/42		254	262,301
Series 4493, Class PA, 3.00%, 02/15/44		421	444,515
Series 4494, Class KA, 3.75%, 10/15/42		410	426,436
Series 4777, Class CB, 3.50%, 10/15/45		1,237	1,302,332
			4,653,464
Commercial Mortgage-Backed Securities — 0.7%
Fannie Mae, Series 2014-M9, Class A2, 3.10%, 07/25/24(b)		2,462	2,662,458
Mortgage-Backed Securities — 19.0%
Fannie Mae Mortgage-Backed Securities
0.54%, 10/27/25		4,500	4,501,819
2.50%, 12/01/27 - 04/01/32		2,037	2,147,198
3.00%, 09/01/30 - 11/01/33		3,661	3,922,638
4.00%, 03/01/32 - 08/01/49		7,849	8,613,154
4.50%, 09/01/26 - 01/01/48		4,051	4,497,863
5.00%, 05/01/21 - 07/01/25		2	1,730
(12 mo. LIBOR US + 1.58%), 2.86%, 07/01/44(b)		454	470,201
(12 mo. LIBOR US + 1.59%), 3.06%, 10/01/45(b)		669	699,290
(12 mo. LIBOR US + 1.59%), 3.12%, 06/01/45(b)		534	557,642
(12 mo. LIBOR US + 1.69%), 2.72%, 07/01/43(b)		838	873,368
Federal Farm Credit Banks Funding Corp.
0.30%, 09/01/23		1,500	1,500,044
0.55%, 09/16/25		3,129	3,124,506
Freddie Mac Mortgage-Backed Securities
0.30%, 09/28/23 - 12/29/23		14,445	14,447,660
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities
0.38%, 03/25/24	USD	8,370	$ 8,360,337
0.57%, 09/24/25		6,000	5,989,268
0.60%, 09/30/25		3,000	2,998,613
0.90%, 10/13/27		2,000	1,981,842
2.50%, 11/01/27		436	460,284
4.00%, 09/01/33		1,760	1,929,299
4.50%, 03/01/49		5,383	6,027,988
5.00%, 09/01/21(c)		0	25
5.50%, 05/01/22(c)		0	242
(12 mo. LIBOR US + 1.62%), 2.58%, 03/01/45(b)		701	725,330
(12 mo. LIBOR US + 1.62%), 3.12%, 05/01/45(b)		1,093	1,138,442
			74,968,783
Total U.S. Government Sponsored Agency Securities — 20.9% (Cost: $80,808,099)			82,284,705
U.S. Treasury Obligations
U.S. Treasury Notes, 0.13%, 05/31/22 - 11/30/22		33,620	33,624,343
Total U.S. Treasury Obligations — 8.5% (Cost: $33,620,061)			33,624,343
Total Long-Term Investments — 95.8% (Cost: $371,415,167)			378,070,638
Short-Term Securities
Certificates of Deposit — 3.0%
Royal Bank of Canada, 0.23%, 01/15/21		10,000	7,855,684
Sumitomo Mitsui Banking Corp., 0.26%, 01/19/21		5,000	3,927,820
			11,783,504
	Shares
Money Market Funds — 0.2%
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.01%(d)	774,655	774,655
	Total Short-Term Securities — 3.2% (Cost: $12,555,947)	12,558,159
	Options Purchased — 0.2% (Cost: $717,223)	680,756
	Total Investments Before Options Written — 99.2% (Cost: $384,688,337)	391,309,553
	Options Written — (0.4)% (Premiums Received: $(1,522,012))	(1,532,660)
	Total Investments — 98.8% (Cost: $383,166,325)	389,776,893
	Other Assets Less Liabilities — 1.2%	4,604,517
	Net Assets — 100.0%	$ 394,381,410
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Amount is less than $500.
(d)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series S Portfolio
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Ultra Treasury Notes (10 Year)	17	03/22/21	$ 2,658	$ 2,251
U.S. Treasury Notes (2 Year)	1,012	03/31/21	223,628	183,005
				185,256
Short Contracts
U.S. Treasury Notes (10 Year)	59	03/22/21	8,147	(10,660)
U.S. Ultra Treasury Bonds	1	03/22/21	213	2,686
U.S. Treasury Notes (5 Year)	1,102	03/31/21	139,033	(337,665)
				(345,639)
				$ (160,383)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,865,778	CAD	10,000,000	Bank of America N.A.	01/15/21	$ 9,224
USD	3,935,945	CAD	5,000,000	Royal Bank of Canada	01/19/21	7,604
EUR	770,000	USD	934,909	NatWest Markets PLC	03/17/21	7,406
						24,234
USD	385,886	CAD	492,354	Royal Bank of Canada	01/06/21	(921)
EUR	800,000	USD	982,432	JPMorgan Chase Bank N.A.	03/17/21	(3,402)
USD	938,452	EUR	770,000	Standard Chartered Bank	03/17/21	(3,864)
						(8,187)
						$ 16,047

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
U.S. Treasury Notes (10 Year)	36	01/22/21	USD	137.50	USD	4,950	$ 10,125
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
1-Year Interest Rate Swap, 11/27/25	3-month LIBOR, 0.24%	Quarterly	0.82%	Semi-Annual	JPMorgan Chase Bank N.A.	11/25/24	0.82%	USD	4,820	$ 18,366
1-Year Interest Rate Swap, 12/04/25	3-month LIBOR, 0.24%	Quarterly	0.87%	Semi-Annual	Bank of America N.A.	12/02/24	0.87%	USD	4,820	19,587
1-Year Interest Rate Swap, 12/13/25	3-month LIBOR, 0.24%	Quarterly	0.82%	Semi-Annual	Barclays Bank PLC	12/11/24	0.82%	USD	990	3,823

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series S Portfolio
OTC Interest Rate Swaptions Purchased (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 02/27/35	3-month LIBOR, 0.24%	Quarterly	1.49%	Semi-Annual	Citibank N.A.	02/25/25	1.49%	USD	320	$ 14,668
10-Year Interest Rate Swap, 06/06/35	3-month LIBOR, 0.24%	Quarterly	1.28%	Semi-Annual	Goldman Sachs Bank USA	06/04/25	1.28%	USD	175	6,459
10-Year Interest Rate Swap, 06/07/35	3-month LIBOR, 0.24%	Quarterly	1.43%	Semi-Annual	Bank of America N.A.	06/05/25	1.43%	USD	610	26,246
10-Year Interest Rate Swap, 06/07/35	3-month LIBOR, 0.24%	Quarterly	1.43%	Semi-Annual	Citibank N.A.	06/05/25	1.43%	USD	1,140	49,201
10-Year Interest Rate Swap, 06/07/35	3-month LIBOR, 0.24%	Quarterly	1.43%	Semi-Annual	UBS AG	06/05/25	1.43%	USD	175	7,530
10-Year Interest Rate Swap, 12/13/35	3-month LIBOR, 0.24%	Quarterly	1.49%	Semi-Annual	Barclays Bank PLC	12/11/25	1.49%	USD	2,610	119,796
10-Year Interest Rate Swap, 01/19/50	3-month LIBOR, 0.24%	Quarterly	2.07%	Semi-Annual	JPMorgan Chase Bank N.A.	01/17/40	2.07%	USD	240	20,811
10-Year Interest Rate Swap, 12/13/50	3-month LIBOR, 0.24%	Quarterly	1.52%	Semi-Annual	Barclays Bank PLC	12/11/40	1.52%	USD	410	26,654
										313,141
Put
1-Year Interest Rate Swap, 11/27/25	0.82%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	JPMorgan Chase Bank N.A.	11/25/24	0.82%	USD	4,820	$ 18,299
1-Year Interest Rate Swap, 12/04/25	0.87%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	Bank of America N.A.	12/02/24	0.87%	USD	4,820	17,438
1-Year Interest Rate Swap, 12/13/25	0.82%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	Barclays Bank PLC	12/11/24	0.82%	USD	990	3,860
10-Year Interest Rate Swap, 02/27/35	1.49%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	Citibank N.A.	02/25/25	1.49%	USD	320	15,430
10-Year Interest Rate Swap, 06/06/35	1.28%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	Goldman Sachs Bank USA	06/04/25	1.28%	USD	175	10,737
10-Year Interest Rate Swap, 06/07/35	1.43%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	Bank of America N.A.	06/05/25	1.43%	USD	610	32,885
10-Year Interest Rate Swap, 06/07/35	1.43%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	Citibank N.A.	06/05/25	1.43%	USD	1,140	61,289
10-Year Interest Rate Swap, 06/07/35	1.43%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	UBS AG	06/05/25	1.43%	USD	175	9,434
10-Year Interest Rate Swap, 12/13/35	1.49%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	Barclays Bank PLC	12/11/25	1.49%	USD	2,610	145,202

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series S Portfolio
OTC Interest Rate Swaptions Purchased (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 01/19/50	2.07%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	JPMorgan Chase Bank N.A.	01/17/40	2.07%	USD	240	$ 13,140
10-Year Interest Rate Swap, 12/13/50	1.52%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	Barclays Bank PLC	12/11/40	1.52%	USD	410	29,776
										357,490
										$ 670,631
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
U.S. Treasury Notes (10 Year)	36	01/22/21	USD	136.50	USD	4,914	$ (2,812)
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
5-Year Interest Rate Swap, 01/21/26	0.48%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	Deutsche Bank AG	01/19/21	0.48%	USD	2,150	$ (6,228)
2-Year Interest Rate Swap, 01/27/23	1.45%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	Bank of America N.A.	01/25/21	1.45%	USD	3,020	(76,118)
10-Year Interest Rate Swap, 05/15/31	0.69%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	Bank of America N.A.	05/13/21	0.69%	USD	1,030	(4,638)
10-Year Interest Rate Swap, 06/04/31	0.75%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	Deutsche Bank AG	06/02/21	0.75%	USD	750	(4,864)
10-Year Interest Rate Swap, 06/16/31	0.96%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	Barclays Bank PLC	06/14/21	0.96%	USD	6,250	(89,461)
10-Year Interest Rate Swap, 06/27/31	0.74%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	Bank of America N.A.	06/25/21	0.74%	USD	400	(2,804)

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series S Portfolio
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 07/01/31	0.72%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	BNP Paribas S.A.	06/29/21	0.72%	USD	400	$ (2,589)
10-Year Interest Rate Swap, 07/16/31	0.67%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	Bank of America N.A.	07/14/21	0.67%	USD	520	(3,003)
10-Year Interest Rate Swap, 07/16/31	0.67%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	Bank of America N.A.	07/14/21	0.67%	USD	680	(3,928)
10-Year Interest Rate Swap, 10/02/31	0.45%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	Bank of America N.A.	09/30/21	0.45%	USD	890	(3,492)
10-Year Interest Rate Swap, 10/08/31	0.93%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	Deutsche Bank AG	10/06/21	0.93%	USD	256	(4,009)
10-Year Interest Rate Swap, 01/20/32	1.65%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	Bank of America N.A.	01/18/22	1.65%	USD	340	(21,133)
10-Year Interest Rate Swap, 01/20/32	1.65%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	JPMorgan Chase Bank N.A.	01/18/22	1.65%	USD	1,030	(64,021)
5-Year Interest Rate Swap, 04/06/27	(0.12)%	Annual	6-month EURIBOR, (0.53)%	Semi-Annual	Barclays Bank PLC	04/04/22	(0.12)%	EUR	640	(10,348)
5-Year Interest Rate Swap, 04/09/27	(0.02)%	Annual	6-month EURIBOR, (0.53)%	Semi-Annual	Barclays Bank PLC	04/07/22	(0.02)%	EUR	850	(17,230)
5-Year Interest Rate Swap, 04/09/27	(0.02)%	Annual	6-month EURIBOR, (0.53)%	Semi-Annual	BNP Paribas S.A.	04/07/22	(0.02)%	EUR	490	(12,519)
10-Year Interest Rate Swap, 10/13/32	1.06%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	Deutsche Bank AG	10/11/22	1.06%	USD	765	(19,083)
10-Year Interest Rate Swap, 12/14/32	1.15%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	Barclays Bank PLC	12/12/22	1.15%	USD	6,170	(179,818)

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series S Portfolio
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
5-Year Interest Rate Swap, 12/14/27	(0.02)%	Annual	6-month EURIBOR, (0.53)%	Semi-Annual	Barclays Bank PLC	12/12/22	(0.02)%	EUR	1,820	$ (45,678)
10-Year Interest Rate Swap, 12/17/32	1.23%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	Barclays Bank PLC	12/15/22	1.23%	USD	1,515	(49,195)
10-Year Interest Rate Swap, 12/18/32	1.23%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	Goldman Sachs Bank USA	12/16/22	1.23%	USD	758	(24,878)
10-Year Interest Rate Swap, 12/18/32	1.25%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	Goldman Sachs Bank USA	12/16/22	1.25%	USD	758	(25,352)
10-Year Interest Rate Swap, 01/01/33	1.25%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	Citibank N.A.	12/30/22	1.25%	USD	840	(28,473)
										(698,862)
Put
2-Year Interest Rate Swap, 01/20/23	6-month EURIBOR, (0.53)%	Semi-Annual	0.00%	Annual	Bank of America N.A.	01/18/21	0.00%	EUR	7,640	$ —
2-Year Interest Rate Swap, 01/20/23	6-month EURIBOR, (0.53)%	Semi-Annual	0.00%	Annual	BNP Paribas S.A.	01/18/21	0.00%	EUR	2,520	—
5-Year Interest Rate Swap, 01/21/26	3-month LIBOR, 0.24%	Quarterly	0.48%	Semi-Annual	Deutsche Bank AG	01/19/21	0.48%	USD	2,150	(1,594)
2-Year Interest Rate Swap, 01/27/23	3-month LIBOR, 0.24%	Quarterly	1.45%	Semi-Annual	Bank of America N.A.	01/25/21	1.45%	USD	3,020	—
10-Year Interest Rate Swap, 05/15/31	3-month LIBOR, 0.24%	Quarterly	0.69%	Semi-Annual	Bank of America N.A.	05/13/21	0.69%	USD	1,030	(34,291)
10-Year Interest Rate Swap, 06/03/31	3-month LIBOR, 0.24%	Quarterly	1.00%	Semi-Annual	Bank of America N.A.	06/01/21	1.00%	USD	1,600	(23,825)

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series S Portfolio
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 06/04/31	3-month LIBOR, 0.24%	Quarterly	0.75%	Semi-Annual	Deutsche Bank AG	06/02/21	0.75%	USD	750	$ (22,513)
10-Year Interest Rate Swap, 06/13/31	3-month LIBOR, 0.24%	Quarterly	1.05%	Semi-Annual	Bank of America N.A.	06/11/21	1.05%	USD	390	(5,254)
10-Year Interest Rate Swap, 06/16/31	3-month LIBOR, 0.24%	Quarterly	0.96%	Semi-Annual	Barclays Bank PLC	06/14/21	0.96%	USD	6,250	(111,876)
10-Year Interest Rate Swap, 06/27/31	3-month LIBOR, 0.24%	Quarterly	0.74%	Semi-Annual	Bank of America N.A.	06/25/21	0.74%	USD	400	(12,797)
10-Year Interest Rate Swap, 07/01/31	3-month LIBOR, 0.24%	Quarterly	0.72%	Semi-Annual	BNP Paribas S.A.	06/29/21	0.72%	USD	400	(13,668)
10-Year Interest Rate Swap, 07/16/31	3-month LIBOR, 0.24%	Quarterly	0.67%	Semi-Annual	Bank of America N.A.	07/14/21	0.67%	USD	520	(20,249)
10-Year Interest Rate Swap, 07/16/31	3-month LIBOR, 0.24%	Quarterly	0.67%	Semi-Annual	Bank of America N.A.	07/14/21	0.67%	USD	680	(26,480)
10-Year Interest Rate Swap, 07/16/31	3-month LIBOR, 0.24%	Quarterly	1.10%	Semi-Annual	Citibank N.A.	07/14/21	1.10%	USD	320	(4,324)
10-Year Interest Rate Swap, 07/18/31	3-month LIBOR, 0.24%	Quarterly	1.10%	Semi-Annual	Citibank N.A.	07/16/21	1.10%	USD	330	(4,514)
10-Year Interest Rate Swap, 08/06/31	3-month LIBOR, 0.24%	Quarterly	0.95%	Semi-Annual	Barclays Bank PLC	08/04/21	0.95%	USD	460	(9,940)
10-Year Interest Rate Swap, 08/07/31	3-month LIBOR, 0.24%	Quarterly	0.95%	Semi-Annual	Bank of America N.A.	08/05/21	0.95%	USD	1,280	(27,840)
10-Year Interest Rate Swap, 08/07/31	3-month LIBOR, 0.24%	Quarterly	0.95%	Semi-Annual	Deutsche Bank AG	08/05/21	0.95%	USD	500	(10,875)

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series S Portfolio
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
5-Year Interest Rate Swap, 09/05/26	3-month LIBOR, 0.24%	Quarterly	0.60%	Semi-Annual	Deutsche Bank AG	09/03/21	0.60%	USD	2,370	$ (13,319)
10-Year Interest Rate Swap, 10/02/31	3-month LIBOR, 0.24%	Quarterly	1.45%	Semi-Annual	Bank of America N.A.	09/30/21	1.45%	USD	1,780	(13,908)
10-Year Interest Rate Swap, 10/08/31	3-month LIBOR, 0.24%	Quarterly	0.93%	Semi-Annual	Deutsche Bank AG	10/06/21	0.93%	USD	256	(6,795)
10-Year Interest Rate Swap, 10/06/31	3-month LIBOR, 0.24%	Quarterly	1.15%	Semi-Annual	Goldman Sachs Bank USA	11/04/21	1.15%	USD	2,068	(36,731)
10-Year Interest Rate Swap, 01/12/32	3-month LIBOR, 0.24%	Quarterly	1.15%	Semi-Annual	Bank of America N.A.	01/10/22	1.15%	USD	240	(5,018)
10-Year Interest Rate Swap, 01/20/32	3-month LIBOR, 0.24%	Quarterly	2.15%	Semi-Annual	Bank of America N.A.	01/18/22	2.15%	USD	340	(937)
10-Year Interest Rate Swap, 01/20/32	3-month LIBOR, 0.24%	Quarterly	2.15%	Semi-Annual	JPMorgan Chase Bank N.A.	01/18/22	2.15%	USD	1,030	(2,839)
10-Year Interest Rate Swap, 01/30/32	3-month LIBOR, 0.24%	Quarterly	1.95%	Semi-Annual	Bank of America N.A.	01/28/22	1.95%	USD	500	(2,151)
10-Year Interest Rate Swap, 01/30/32	3-month LIBOR, 0.24%	Quarterly	1.95%	Semi-Annual	Bank of America N.A.	01/28/22	1.95%	USD	170	(731)
10-Year Interest Rate Swap, 02/24/32	3-month LIBOR, 0.24%	Quarterly	1.85%	Semi-Annual	Bank of America N.A.	02/22/22	1.85%	USD	370	(2,152)
10-Year Interest Rate Swap, 02/24/32	3-month LIBOR, 0.24%	Quarterly	1.85%	Semi-Annual	Bank of America N.A.	02/22/22	1.85%	USD	370	(2,152)
10-Year Interest Rate Swap, 03/02/32	3-month LIBOR, 0.24%	Quarterly	1.60%	Semi-Annual	Deutsche Bank AG	02/28/22	1.60%	USD	350	(3,405)

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series S Portfolio
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 03/05/32	3-month LIBOR, 0.24%	Quarterly	1.60%	Semi-Annual	Deutsche Bank AG	03/03/22	1.60%	USD	350	$ (3,446)
10-Year Interest Rate Swap, 03/06/32	3-month LIBOR, 0.24%	Quarterly	1.60%	Semi-Annual	Bank of America N.A.	03/04/22	1.60%	USD	770	(7,601)
10-Year Interest Rate Swap, 03/06/32	3-month LIBOR, 0.24%	Quarterly	1.60%	Semi-Annual	Barclays Bank PLC	03/04/22	1.60%	USD	342	(3,376)
10-Year Interest Rate Swap, 03/06/32	3-month LIBOR, 0.24%	Quarterly	1.60%	Semi-Annual	Deutsche Bank AG	03/04/22	1.60%	USD	545	(5,380)
5-Year Interest Rate Swap, 04/06/27	6-month EURIBOR, (0.53)%	Semi-Annual	(0.12)%	Annual	Barclays Bank PLC	04/04/22	(0.12)%	EUR	640	(1,703)
5-Year Interest Rate Swap, 04/09/27	6-month EURIBOR, (0.53)%	Semi-Annual	(0.02)%	Annual	Barclays Bank PLC	04/07/22	(0.02)%	EUR	850	(1,296)
5-Year Interest Rate Swap, 04/09/27	6-month EURIBOR, (0.53)%	Semi-Annual	(0.02)%	Annual	BNP Paribas S.A.	04/07/22	(0.02)%	EUR	490	(964)
10-Year Interest Rate Swap, 10/13/32	3-month LIBOR, 0.24%	Quarterly	1.06%	Semi-Annual	Deutsche Bank AG	10/11/22	1.06%	USD	765	(29,210)
10-Year Interest Rate Swap, 12/14/32	3-month LIBOR, 0.24%	Quarterly	1.15%	Semi-Annual	Barclays Bank PLC	12/12/22	1.15%	USD	6,170	(223,583)
5-Year Interest Rate Swap, 12/14/27	6-month EURIBOR, (0.53)%	Semi-Annual	(0.02)%	Annual	Barclays Bank PLC	12/12/22	(0.02)%	EUR	1,820	(8,027)
10-Year Interest Rate Swap, 12/17/32	3-month LIBOR, 0.24%	Quarterly	1.23%	Semi-Annual	Barclays Bank PLC	12/15/22	1.23%	USD	1,515	(50,008)
10-Year Interest Rate Swap, 12/18/32	3-month LIBOR, 0.24%	Quarterly	1.23%	Semi-Annual	Goldman Sachs Bank USA	12/16/22	1.23%	USD	758	(24,761)

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series S Portfolio
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 12/18/32	3-month LIBOR, 0.24%	Quarterly	1.25%	Semi-Annual	Goldman Sachs Bank USA	12/16/22	1.25%	USD	758	$ (24,327)
10-Year Interest Rate Swap, 01/01/33	3-month LIBOR, 0.24%	Quarterly	1.25%	Semi-Annual	Citibank N.A.	12/30/22	1.25%	USD	840	(27,126)
										(830,986)
										$ (1,529,848)
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1.22%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	N/A	05/18/21	USD	10,000	$ (51,367)	$ 103	$ (51,470)
1.30%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	N/A	05/20/21	USD	10,000	(55,797)	103	(55,900)
3-month LIBOR, 0.24%	Quarterly	0.68%	Semi-Annual	N/A	03/06/22	USD	160	1,257	—	1,257
(0.30)%	Annual	6-month EURIBOR, (0.53)%	Semi-Annual	N/A	03/23/22	EUR	90	(186)	—	(186)
(0.40)%	Annual	6-month EURIBOR, (0.53)%	Semi-Annual	N/A	07/21/22	EUR	1,150	(2,470)	—	(2,470)
6-month EURIBOR, (0.53)%	Semi-Annual	(0.24)%	Annual	N/A	07/27/22	EUR	700	4,303	—	4,303
3-month LIBOR, 0.24%	Quarterly	0.34%	Semi-Annual	N/A	09/29/22	USD	520	1,854	—	1,854
0.20%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	04/06/21(a)	12/15/22	USD	648	(231)	(92)	(139)
0.24%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	04/06/21(a)	12/15/22	USD	3,660	(4,043)	—	(4,043)
0.24%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	04/06/21(a)	12/15/22	USD	2,590	(2,498)	—	(2,498)
0.26%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	04/06/21(a)	12/15/22	USD	4,730	(6,481)	(53)	(6,428)
(0.53)%	Annual	6-month EURIBOR, (0.53)%	Semi-Annual	N/A	12/21/22	EUR	180	48	—	48
6-month EURIBOR, (0.53)%	Semi-Annual	(0.42)%	Annual	N/A	12/24/22	EUR	610	1,567	(150)	1,717
(0.40)%	Annual	6-month EURIBOR, (0.53)%	Semi-Annual	02/16/21(a)	02/16/23	EUR	1,520	(4,543)	—	(4,543)
(0.41)%	Annual	6-month EURIBOR, (0.53)%	Semi-Annual	02/16/21(a)	02/16/23	EUR	1,530	(4,421)	—	(4,421)
3-month LIBOR, 0.24%	Quarterly	1.05%	Semi-Annual	03/01/21(a)	03/01/23	USD	415	7,140	—	7,140
3-month LIBOR, 0.24%	Quarterly	1.06%	Semi-Annual	03/01/21(a)	03/01/23	USD	415	7,174	—	7,174
3-month LIBOR, 0.24%	Quarterly	1.07%	Semi-Annual	03/01/21(a)	03/01/23	USD	420	7,357	—	7,357
3-month LIBOR, 0.24%	Quarterly	1.10%	Semi-Annual	03/01/21(a)	03/01/23	USD	1,660	30,021	—	30,021
3-month LIBOR, 0.24%	Quarterly	0.88%	Semi-Annual	03/02/21(a)	03/02/23	USD	415	5,701	—	5,701
3-month LIBOR, 0.24%	Quarterly	0.88%	Semi-Annual	03/02/21(a)	03/02/23	USD	830	11,411	—	11,411
3-month LIBOR, 0.24%	Quarterly	0.90%	Semi-Annual	03/02/21(a)	03/02/23	USD	415	5,921	—	5,921
(0.17)%	Annual	6-month EURIBOR, (0.53)%	Semi-Annual	03/24/21(a)	03/24/23	EUR	585	(5,078)	—	(5,078)
(0.18)%	Annual	6-month EURIBOR, (0.53)%	Semi-Annual	03/24/21(a)	03/24/23	EUR	585	(4,988)	—	(4,988)
(0.18)%	Annual	6-month EURIBOR, (0.53)%	Semi-Annual	03/24/21(a)	03/24/23	EUR	580	(4,874)	—	(4,874)
6-month EURIBOR, (0.53)%	Semi-Annual	(0.30)%	Annual	04/29/21(a)	04/29/23	EUR	260	1,360	—	1,360
6-month EURIBOR, (0.53)%	Semi-Annual	(0.38)%	Annual	05/04/21(a)	05/04/23	EUR	290	979	—	979

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series S Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
6-month EURIBOR, (0.53)%	Semi-Annual	(0.41)%	Annual	06/24/21(a)	06/24/23	EUR	440	$ 1,094	$ 7	$ 1,087
6-month EURIBOR, (0.53)%	Semi-Annual	(0.39)%	Annual	06/25/21(a)	06/25/23	EUR	440	1,309	(8)	1,317
3-month LIBOR, 0.24%	Quarterly	0.25%	Semi-Annual	07/08/22(a)	07/08/23	USD	770	(32)	—	(32)
(0.43)%	Annual	6-month EURIBOR, (0.53)%	Semi-Annual	08/05/21(a)	08/05/23	EUR	910	(1,875)	—	(1,875)
6-month EURIBOR, (0.53)%	Semi-Annual	(0.43)%	Annual	08/10/21(a)	08/10/23	EUR	490	1,030	—	1,030
3-month LIBOR, 0.24%	Quarterly	0.25%	Semi-Annual	08/17/21(a)	08/17/23	USD	1,440	946	—	946
6-month EURIBOR, (0.53)%	Semi-Annual	(0.38)%	Annual	08/17/21(a)	08/17/23	EUR	760	2,474	—	2,474
3-month LIBOR, 0.24%	Quarterly	0.57%	Semi-Annual	11/21/23(a)	11/21/24	USD	140	32	—	32
3-month LIBOR, 0.24%	Quarterly	0.36%	Semi-Annual	N/A	06/02/25	USD	590	(89)	—	(89)
3-month LIBOR, 0.24%	Quarterly	0.27%	Semi-Annual	N/A	08/10/25	USD	150	(678)	—	(678)
3-month LIBOR, 0.24%	Quarterly	0.33%	Semi-Annual	N/A	09/23/25	USD	260	(560)	—	(560)
6-month EURIBOR, (0.53)%	Semi-Annual	(0.44)%	Annual	N/A	09/23/25	EUR	100	176	—	176
0.35%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	N/A	10/01/25	USD	170	370	—	370
6-month EURIBOR, (0.53)%	Semi-Annual	(0.34)%	Annual	07/20/21(a)	07/20/26	EUR	460	2,858	—	2,858
0.65%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	04/20/22(a)	04/20/27	USD	540	713	—	713
3-month LIBOR, 0.24%	Quarterly	0.65%	Semi-Annual	06/20/22(a)	06/20/27	USD	625	(2,013)	—	(2,013)
3-month LIBOR, 0.24%	Quarterly	0.68%	Semi-Annual	06/20/22(a)	06/20/27	USD	625	(1,161)	—	(1,161)
6-month EURIBOR, (0.53)%	Semi-Annual	(0.30)%	Annual	08/09/22(a)	08/09/27	EUR	190	851	—	851
(0.26)%	Annual	6-month EURIBOR, (0.53)%	Semi-Annual	08/16/22(a)	08/16/27	EUR	300	(2,156)	—	(2,156)
6-month EURIBOR, (0.53)%	Semi-Annual	(0.25)%	Annual	08/16/22(a)	08/16/27	EUR	1,200	9,227	—	9,227
0.50%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	N/A	08/17/27	USD	800	4,584	—	4,584
6-month EURIBOR, (0.53)%	Semi-Annual	(0.36)%	Annual	12/12/22(a)	12/12/27	EUR	400	(201)	—	(201)
6-month EURIBOR, (0.53)%	Semi-Annual	(0.34)%	Annual	12/19/22(a)	12/19/27	EUR	1,330	426	—	426
3-month LIBOR, 0.24%	Quarterly	0.65%	Semi-Annual	07/12/23(a)	07/12/28	USD	820	(12,655)	—	(12,655)
0.65%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	N/A	06/02/30	USD	300	6,289	—	6,289
0.96%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	03/31/21(a)	08/15/30	USD	600	(2,695)	—	(2,695)
0.80%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	N/A	10/07/30	USD	480	4,056	—	4,056
1.70%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	N/A	10/27/30	USD	1,330	(105,268)	—	(105,268)
1.58%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	N/A	10/29/30	USD	1,180	(78,683)	—	(78,683)
0.81%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	N/A	11/10/30	USD	540	5,010	—	5,010
0.95%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	N/A	11/12/30	USD	570	(2,661)	—	(2,661)
0.86%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	N/A	11/25/30	USD	260	1,272	—	1,272
0.92%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	N/A	12/10/30	USD	757	(463)	—	(463)
0.96%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	N/A	12/11/30	USD	460	(2,168)	—	(2,168)
0.93%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	N/A	12/18/30	USD	970	(1,285)	—	(1,285)
0.97%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	N/A	12/29/30	USD	140	(669)	—	(669)
0.95%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	N/A	12/30/30	USD	520	(1,611)	—	(1,611)
3-month LIBOR, 0.24%	Quarterly	0.75%	Semi-Annual	04/07/21(a)	04/07/31	USD	20	(415)	—	(415)
3-month LIBOR, 0.24%	Quarterly	0.87%	Semi-Annual	04/09/21(a)	04/09/31	USD	150	(1,365)	—	(1,365)
0.76%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	06/03/21(a)	06/03/31	USD	551	12,141	—	12,141
0.86%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	10/04/21(a)	10/04/31	USD	80	1,425	—	1,425
1.03%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	11/26/21(a)	11/26/31	USD	250	859	—	859
0.77%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	05/06/22(a)	05/06/32	USD	420	14,708	—	14,708
3-month LIBOR, 0.24%	Quarterly	0.79%	Semi-Annual	05/09/22(a)	05/09/32	USD	200	(6,646)	—	(6,646)
0.97%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	N/A	08/17/40	USD	140	7,973	—	7,973
1.25%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	N/A	11/05/40	USD	50	457	—	457
3-month LIBOR, 0.24%	Quarterly	1.02%	Semi-Annual	N/A	08/17/50	USD	100	(9,337)	—	(9,337)

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series S Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1.10%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	N/A	11/25/50	USD	60	$ 4,608	$ —	$ 4,608
1.09%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	06/20/22(a)	06/20/52	USD	115	11,198	—	11,198
1.14%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	06/20/22(a)	06/20/52	USD	115	9,857	—	9,857
0.88%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	07/12/23(a)	07/12/53	USD	150	24,061	—	24,061
								$ (165,566)	$ (90)	$ (165,476)
(a)	Forward Swap.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 45,709,464	$ —	$ 45,709,464
Corporate Bonds	—	148,954,760	—	148,954,760
Foreign Agency Obligations	—	233,750	—	233,750
Non-Agency Mortgage-Backed Securities	—	67,263,616	—	67,263,616
U.S. Government Sponsored Agency Securities	—	82,284,705	—	82,284,705
U.S. Treasury Obligations	—	33,624,343	—	33,624,343
Short-Term Securities
Certificates of Deposit	—	11,783,504	—	11,783,504
Money Market Funds	774,655	—	—	774,655
Options Purchased
Interest Rate Contracts	10,125	670,631	—	680,756
	$ 784,780	$ 390,524,773	$ —	$ 391,309,553
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$ —	$ 24,234	$ —	$ 24,234
Interest Rate Contracts	187,942	216,248	—	404,190

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series S Portfolio
	Level 1	Level 2	Level 3	Total
Liabilities
Foreign Currency Exchange Contracts	$ —	$ (8,187)	$ —	$ (8,187)
Interest Rate Contracts	(351,137)	(1,911,572)	—	(2,262,709)
	$ (163,195)	$ (1,679,277)	$ —	$ (1,842,472)
(a)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar
Portfolio Abbreviation
CLO	Collateralized Loan Obligation
DAC	Designated Activity Co.
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
LP	Limited Partnership